Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Earnings Per Share
Net income	$ 28,116	$ 22,902	$ 57,469	$ 46,017
Weighted average shares outstanding (in shares)	85,083	84,783	85,017	84,774
Weighted average common and common equivalent shares outstanding (in shares)	86,783	86,338	86,764	86,344
Earning per share, Basic	$ 0.33	$ 0.27	$ 0.68	$ 0.54
Earning per share, Diluted	$ 0.32	$ 0.27	$ 0.66	$ 0.53
Stock options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	483	401	515	433
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,217	1,154	1,232	1,137